Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill				¥ 383,810
Decrease in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year		¥ 19,970	¥ (10,760)
Intangible assets subject to amortization acquired				538,925	¥ 262,700
Intangible assets not subject to amortization acquired				23,804	11,172
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value				3,732	118,108	¥ 21,900
Impairment losses for long-lived assets				16,575	31,345	39,358
Minimum [Member]
Goodwill and Other Intangible Assets [Line Items]
Decrease in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	¥ (142,000)
Maximum [Member]
Goodwill and Other Intangible Assets [Line Items]
Decrease in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	(164,000)
Covid 19 [Member] | Minimum [Member]
Goodwill and Other Intangible Assets [Line Items]
Decrease in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	(80,000)
Covid 19 [Member] | Maximum [Member]
Goodwill and Other Intangible Assets [Line Items]
Decrease in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	(110,000)
Software [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired				¥ 291,821	¥ 262,408
Weighted average amortization periods of intangible assets subject to amortization, years				5 years	6 years
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value					¥ 28,494
Core Deposit Intangibles [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired				¥ 44,140
Weighted average amortization periods of intangible assets subject to amortization, years				10 years
Customer Relationships [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired				¥ 180,414
Weighted average amortization periods of intangible assets subject to amortization, years				17 years
Trade Names [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired				¥ 16,402
Weighted average amortization periods of intangible assets subject to amortization, years				23 years
System Software under Development [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value					87,596
Consumer Finance Subsidiary [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for long-lived assets					21,096
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill				¥ 350,942
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | Danamon [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill				241,356
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | Krungsri [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill				62,157
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | MUAH [Member] | Covid 19 [Member] | Minimum [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill not recognized for the fiscal year	80,000
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | MUAH [Member] | Covid 19 [Member] | Maximum [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill not recognized for the fiscal year	¥ 110,000
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group and Global Corporate & Investment Banking Business Group [Member] | MUAH [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill				¥ 80,297
Operating Segments [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | Customer Relationships [Member] | Foreign [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value						¥ 11,121
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Consumer Finance Subsidiary [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for long-lived assets					21,096
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Consumer Finance Subsidiary [Member] | Software [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value					¥ 137,186